Fair Value Measurements (Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 97,694	¥ 129,959
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		1,706
Real estate collateral-dependent loans (net of allowance for credit losses)	5,881	5,535
Investment in operating leases and property under facility operations		1,205
Investment in operating leases, property under facility operations and office facilities	8,105
Certain equity securities	15,193	18,484
Certain equity method investments	20,619	461
Total	49,798	27,391
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		0
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases and property under facility operations		0
Investment in operating leases, property under facility operations and office facilities	0
Certain equity securities	0	0
Certain equity method investments	0	0
Total	0	0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		1,706
Real estate collateral-dependent loans (net of allowance for credit losses)	0	261
Investment in operating leases and property under facility operations		0
Investment in operating leases, property under facility operations and office facilities	0
Certain equity securities	15,193	18,484
Certain equity method investments	0	0
Total	15,193	20,451
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,881	5,274
Investment in operating leases and property under facility operations		1,205
Investment in operating leases, property under facility operations and office facilities	8,105
Certain equity securities	0	0
Certain equity method investments	20,619	461
Total	¥ 34,605	¥ 6,940